Unaudited Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Feb. 20, 2020
Balance (in Shares) at Feb. 20, 2020
Net income (loss)				(6,276)
Balance at Dec. 31, 2020				18,724
Balance (in Shares) at Dec. 31, 2020	3,450,000
Balance at Dec. 31, 2020	$ 345	24,655	(6,276)	18,724
Accretion of Ordinary shares subject to possible redemption amount	0	(24,665)	(9,474,606)	(9,499,261)
Net income (loss)	0	0	1,328,853	1,328,853
Balance at Mar. 31, 2021	$ 345	0	(8,152,029)	(8,151,684)
Balance (in Shares) at Mar. 31, 2021	3,450,000
Balance at Dec. 31, 2020	$ 345	24,655	(6,276)	18,724
Balance (in Shares) at Dec. 31, 2020	3,450,000
Accretion of Ordinary shares subject to possible redemption amount		(24,655)	(9,474,606)	(9,499,261)
Net income (loss)				783,438
Balance at Dec. 31, 2021				(8,697,099)
Balance (in Shares) at Dec. 31, 2021	3,450,000
Balance (in Shares) at Mar. 31, 2021	3,450,000
Net income (loss)	$ 0	0	(233,749)	(233,749)
Balance at Jun. 30, 2021	$ 345	0	(8,385,778)	(8,385,433)
Balance (in Shares) at Jun. 30, 2021	3,450,000
Balance at Dec. 31, 2021	$ 345	0	(8,697,444)	(8,697,099)
Balance (in Shares) at Dec. 31, 2021	3,450,000
Accretion of Ordinary shares subject to possible redemption amount			(1,035,000)	(1,035,000)
Net income (loss)			(806,222)	(806,222)
Balance at Mar. 31, 2022	$ 345	0	(10,538,666)	(10,538,321)
Balance (in Shares) at Mar. 31, 2022	3,450,000
Mandatorily redeemable ordinary shares			(192,049)	(192,049)
Accretion of Ordinary shares subject to possible redemption amount			(1,595,486)	(1,595,486)
Net income (loss)			1,561,125	1,561,125
Balance at Jun. 30, 2022	$ 345	$ 0	$ (10,765,076)	$ (10,764,731)
Balance (in Shares) at Jun. 30, 2022	3,450,000